Supplement to the Prospectus for the
Lincoln Variable Insurance Products Trust
Dated April 29, 2011

LVIP Total Bond Fund

(the “Fund”)

This Supplement updates certain information in the above-dated Prospectus for the Fund. You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free
1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise the Fund’s shareholders of a change in the name of the Fund to LVIP Dimensional/Vanguard Total Bond Fund.  Accordingly, all references in the Prospectus to “LVIP Total Bond Fund” are to be deleted and replaced with “LVIP Dimensional/Vanguard Total Bond Fund.”

This Supplement is dated June 17, 2011

Please keep this Supplement with your records.

Supplement to the Statement of Additional Information for the
Lincoln Variable Insurance Products Trust
Dated April 29, 2011

LVIP Total Bond Fund

(the “Fund”)

This Supplement updates certain information in the above-dated Prospectus for the Fund. You may obtain a copy of the Fund’s Statement of Additional Information (SAI) free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise the Fund’s shareholders of a change in the name of the Fund to LVIP Dimensional/Vanguard Total Bond Fund.  Accordingly, all references in the SAI to “LVIP Total Bond Fund” are to be deleted and replaced with “LVIP Dimensional/Vanguard Total Bond Fund.”

This Supplement is dated June 17, 2011

Please keep this Supplement with your records.